GROUP UNDERTAKINGS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of group undertakings [Abstract]
Schedule of Subsidiary Undertakings
Name and registered office	Principal activity	Principal Country of incorporation and operation	Group % holding
Trinity Biotech Manufacturing Limited IDA Business Park, Bray County Wicklow, Ireland	Manufacture and sale of diagnostic test kits	Ireland	100%

Trinity Research Limited IDA Business Park, Bray County Wicklow, Ireland	Research and development	Ireland	100%

Trinity Biotech Manufacturing Services Limited IDA Business Park, Bray County Wicklow, Ireland	Dormant	Ireland	100%

Trinity Biotech Luxembourg Sarl 1, rue Bender, L-1229 Luxembourg	Investment and provision of financial services	Luxembourg	100%

Trinity Biotech Inc Girts Road, Jamestown, NY 14702, USA	Holding Company	U.S.A.	100%

Clark Laboratories Inc Trading as Trinity Biotech (USA) Girts Road, Jamestown NY14702, USA	Manufacture and sale of diagnostic test kits	U.S.A.	100%

Mardx Diagnostics Inc 5919 Farnsworth Court Carlsbad CA 92008, USA	Dormant	U.S.A.	100%

Biopool US Inc (trading as Trinity Biotech Distribution) Girts Road, Jamestown NY14702, USA	Sale of diagnostic test kits	U.S.A.	100%

Primus Corporation 4231 E 75th Terrace Kansas City, MO 64132, USA	Manufacture and sale of diagnostic test kits and instrumentation	U.S.A.	100%
Name and registered office	Principal activity	Principal Country of incorporation and operation	Group % holding
Phoenix Bio-tech Corp. 1166 South Service Road West Oakville, ON L6L 5T7 Canada.	Dormant	Canada	100%

Fiomi Diagnostics Holding AB Dag Hammarskjöldsv 52A SE-752 37 Uppsala Sweden	Holding Company	Sweden	100%

Fiomi Diagnostics AB Dag Hammarskjöldsv 52A SE-752 37 Uppsala Sweden	Discontinued operation (in liquidation)	Sweden	100%

Trinity Biotech Do Brasil Comercio e Importacao Ltda Rua Silva Bueno 1.660 – Cj. 101/102 Ipiranga Sao Paulo Brazil	Sale of diagnostic test kits	Brazil	100%

Trinity Biotech (UK) Ltd Mills and Reeve LLP Botanic House 100 Hills Road Cambridge, CB2 1PH United Kingdom	Sales & marketing activities	UK	100%

Immco Diagnostics Inc 60 Pineview Drive Buffalo NY 14228, USA	Manufacture and sale of autoimmune products and laboratory services	U.S.A.	100%

Nova Century Scientific Inc 5022 South Service Road Burlington Ontario Canada	Manufacture and sale of autoimmune products and infectious diseases	Canada	100%

Trinity Biotech Investment Ltd PO Box 309 Ugland House Grand Cayman KY1-1104 Cayman Islands	Investment and provision of financial services	Cayman Islands	100%
Name and registered office	Principal activity	Principal Country of incorporation and operation	Group % holding
Trib Biosensors Inc. 27700 S.W. 95th Avenue, Wilsonville, Oregon 97070, USA	Manufacturing, development, and sale of biosensors	USA	100%

Konamite Limited IDA Business Park, Bray County Wicklow, Ireland	Sales & marketing activities	Ireland	100%

Trinity Biotech Joint Venture Limited IDA Business Park, Bray County Wicklow, Ireland	Holding Company	Ireland	100%

EpiCapture Limited 19 Mather Road, Mount Merrion, Dublin, Ireland	Research and development	Ireland	100%

Metabolomics Diagnostics Limited Hoffman Park, Inchera, Little Island, Co. Cork, Ireland	Research and development	Ireland	100%

Waveform Technologies Inc. Obrtna cesta 18, 8310 Sentjernej, Slovenia	Manufacturing, development, and sale of biosensors	Slovenia	100%